Fair Value Measurements Fair Value Assets and Liabilities Measured On Recurring Basis Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 58,912		$ 0	[1]	$ 15,462	[1]	$ 15,136
Purchases					0
Issues	518,569				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(444,415)
Settlements	(7,410)	[1]	(623)	[1]	(1,032)	[1]
Transfers out of Level 3			(14,946)		0
Gain (Loss) Included in Earnings	(7,832)	[1]	107	[1]	1,358
Change in Unrealized Gain (Loss) Included in Other Income	(529)	[1]	107	[1]	1,358
Clawback Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	0		(50,720)	[2]	(43,317)	[2]	(39,311)
Purchases					0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0
Issues	0				0
Settlements	48,000		0	[2]	0
Transfers out of Level 3			0		0
Gain (Loss) Included in Earnings	2,720	[2]	(7,403)	[2]	(4,006)
Change in Unrealized Gain (Loss) Included in Other Income	0	[2]	(7,403)	[2]	(4,006)
Freestanding Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	5,861		9,092	[3]	8,540	[3]	8,949
Purchases					13,902
Issues	171,042				(5,344)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	6,628
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0
Settlements	(112,993)	[3]	0	[3]	(33)	[3]
Transfers out of Level 3			0		(269)
Gain (Loss) Included in Earnings	(67,908)	[3]	552	[3]	(8,665)
Change in Unrealized Gain (Loss) Included in Other Income	$ (9,859)		$ 552		$ (8,378)

[1]	(1)Net realized and unrealized gains on loans held for sale are included in gain on sale of loans.
[2]	(2)Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.
[3]	(3)Net realized and unrealized gains (losses) on IRLCs are included in gain on sale of loans. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.